SUPPLEMENT DATED MAY 2, 2005 TO THE
                                                    PROSPECTUS DATED MAY 2, 2005

                           TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
                             TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY

                                   ISSUED BY THE TRAVELERS INSURANCE COMPANY AND
                                          THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                     THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

The following information supplements the information in your prospectus. Please retain this supplement and keep it with the prospectus for future reference.

THE VARIABLE FUNDING OPTIONS

The following portfolios of THE TRAVELERS SERIES TRUST are not available as Variable Funding Options as of May 2, 2005:

     o    Managed Allocation Series: Aggressive Portfolio

     o    Managed Allocation Series: Conservative Portfolio

     o    Managed Allocation Series: Moderate Portfolio

     o    Managed Allocation Series: Moderate-Aggressive Portfolio

     o    Managed Allocation Series: Moderate-Conservative Portfolio






May 2005                                                                 L-24508